Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Real Estate Equity Fund-Class A | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Real Estate Equity Fund-Class A | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Real Estate Equity Fund-Class A | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Real Estate Equity Fund-Class A | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Real Estate Equity Fund-Class A | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Real Estate Equity Fund-Class A | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Real Estate Equity Fund-Class A | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Real Estate Equity Fund-Class A | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Real Estate Equity Fund-Class A | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Real Estate Equity Fund-Class A | Iron Mountain, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Real Estate Equity Fund-Class A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Columbia Real Estate Equity Fund-Class A | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Real Estate Equity Fund-Class A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Real Estate Equity Fund-Class A | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Real Estate Equity Fund-Class A | MultiFamily Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Real Estate Equity Fund-Class A | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Real Estate Equity Fund-Class A | SingleFamily Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Real Estate Equity Fund-Class A | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Real Estate Equity Fund-Class A | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Real Estate Equity Fund-Class A | Hotel Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Real Estate Equity Fund-Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Real Estate Equity Fund-Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Columbia Real Estate Equity Fund-Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Real Estate Equity Fund-Institutional Class | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Real Estate Equity Fund-Institutional Class | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Real Estate Equity Fund-Institutional Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Real Estate Equity Fund-Institutional Class | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Real Estate Equity Fund-Institutional Class | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Real Estate Equity Fund-Institutional Class | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Real Estate Equity Fund-Institutional Class | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Real Estate Equity Fund-Institutional Class | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Real Estate Equity Fund-Institutional Class | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Real Estate Equity Fund-Institutional Class | Iron Mountain, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Real Estate Equity Fund-Institutional Class | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Columbia Real Estate Equity Fund-Institutional Class | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Real Estate Equity Fund-Institutional Class | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Real Estate Equity Fund-Institutional Class | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Real Estate Equity Fund-Institutional Class | MultiFamily Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Real Estate Equity Fund-Institutional Class | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Real Estate Equity Fund-Institutional Class | SingleFamily Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Real Estate Equity Fund-Institutional Class | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Real Estate Equity Fund-Institutional Class | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Real Estate Equity Fund-Institutional Class | Hotel Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Real Estate Equity Fund-Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Real Estate Equity Fund-Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Columbia Real Estate Equity Fund-Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Real Estate Equity Fund-Institutional 2 Class | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Real Estate Equity Fund-Institutional 2 Class | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Real Estate Equity Fund-Institutional 2 Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Real Estate Equity Fund-Institutional 2 Class | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Real Estate Equity Fund-Institutional 2 Class | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Real Estate Equity Fund-Institutional 2 Class | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Real Estate Equity Fund-Institutional 2 Class | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Real Estate Equity Fund-Institutional 2 Class | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Real Estate Equity Fund-Institutional 2 Class | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Real Estate Equity Fund-Institutional 2 Class | Iron Mountain, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Real Estate Equity Fund-Institutional 2 Class | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Columbia Real Estate Equity Fund-Institutional 2 Class | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Real Estate Equity Fund-Institutional 2 Class | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Real Estate Equity Fund-Institutional 2 Class | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Real Estate Equity Fund-Institutional 2 Class | MultiFamily Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Real Estate Equity Fund-Institutional 2 Class | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Real Estate Equity Fund-Institutional 2 Class | SingleFamily Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Real Estate Equity Fund-Institutional 2 Class | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Real Estate Equity Fund-Institutional 2 Class | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Real Estate Equity Fund-Institutional 2 Class | Hotel Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Real Estate Equity Fund-Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Real Estate Equity Fund-Institutional 2 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Columbia Real Estate Equity Fund-Institutional 2 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Real Estate Equity Fund-Institutional 3 Class | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Real Estate Equity Fund-Institutional 3 Class | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Real Estate Equity Fund-Institutional 3 Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Real Estate Equity Fund-Institutional 3 Class | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Real Estate Equity Fund-Institutional 3 Class | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Real Estate Equity Fund-Institutional 3 Class | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Real Estate Equity Fund-Institutional 3 Class | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Real Estate Equity Fund-Institutional 3 Class | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Real Estate Equity Fund-Institutional 3 Class | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Real Estate Equity Fund-Institutional 3 Class | Iron Mountain, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Real Estate Equity Fund-Institutional 3 Class | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Columbia Real Estate Equity Fund-Institutional 3 Class | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Real Estate Equity Fund-Institutional 3 Class | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Real Estate Equity Fund-Institutional 3 Class | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Real Estate Equity Fund-Institutional 3 Class | MultiFamily Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Real Estate Equity Fund-Institutional 3 Class | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Real Estate Equity Fund-Institutional 3 Class | SingleFamily Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Real Estate Equity Fund-Institutional 3 Class | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Real Estate Equity Fund-Institutional 3 Class | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Real Estate Equity Fund-Institutional 3 Class | Hotel Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Real Estate Equity Fund-Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Real Estate Equity Fund-Institutional 3 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Columbia Real Estate Equity Fund-Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Real Estate Equity Fund-Class S | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Real Estate Equity Fund-Class S | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Real Estate Equity Fund-Class S | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Real Estate Equity Fund-Class S | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Real Estate Equity Fund-Class S | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Real Estate Equity Fund-Class S | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Real Estate Equity Fund-Class S | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Real Estate Equity Fund-Class S | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Real Estate Equity Fund-Class S | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Real Estate Equity Fund-Class S | Iron Mountain, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Real Estate Equity Fund-Class S | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Columbia Real Estate Equity Fund-Class S | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Real Estate Equity Fund-Class S | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Real Estate Equity Fund-Class S | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Real Estate Equity Fund-Class S | MultiFamily Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Real Estate Equity Fund-Class S | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Real Estate Equity Fund-Class S | SingleFamily Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Real Estate Equity Fund-Class S | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Real Estate Equity Fund-Class S | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Real Estate Equity Fund-Class S | Hotel Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Real Estate Equity Fund-Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Real Estate Equity Fund-Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Columbia Real Estate Equity Fund-Class S | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%